TAXATION - Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Deferred:
Provision for income tax expenses	$ 7,876	¥ 52,756	¥ 1,526	$ 8,517	¥ 57,050	¥ 3,155
PRC.
Current:
Current					47,497	1,872
Deferred:
Deferred					9,776	869
US
Current:
Current					¥ (223)	690
Deferred:
Deferred						¥ (276)